OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Prepaid expenses and advanced payments	$ 2,359	$ 2,939
Government authorities	2,076	903
Deposits with escrow agent (see also Note 1b5)	1,760	1,760	1,760
Other receivables	1,038	1,721
Other accounts receivable and prepaid expenses, total	$ 7,233	$ 7,323